Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 3,614	$ 3,600	$ 7,228	$ 7,200
Interest cost	4,555	4,987	9,110	9,973
Expected return on plan assets	(7,005)	(6,308)	(14,011)	(12,616)
Amortization of net actuarial loss (gain)	111	267	223	535
Amortization of prior service credits	(156)	(156)	(311)	(311)
Loss on curtailments and settlements	0	0	0	1,007
Amortization of regulatory assets/liability	2,594	3,141	5,157	5,803
Net benefit cost	3,713	5,531	7,396	11,591
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,487	1,278	2,974	2,555
Interest cost	1,625	1,672	3,251	3,344
Expected return on plan assets	(1,849)	(1,620)	(3,697)	(3,240)
Amortization of net actuarial loss (gain)	(38)	(36)	(77)	(72)
Amortization of prior service credits	(65)	(65)	(131)	(131)
Amortization of regulatory assets/liability	973	407	1,534	537
Net benefit cost	$ 2,133	$ 1,636	$ 3,854	$ 2,993